Intangible Assets	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5.     Intangible assets:

Intangible assets consist of the following:

	June 30,
	2013	2012
Patents approved	$2,665,436	$2,209,286
Patents pending	1,919,360	1,912,526
	4,584,796	4,121,812
Accumulated amortization	(1,018,299)	(727,820)
	$3,566,497	$3,393,992

During the fiscal years ended June 30, 2013 and 2012, the Company incurred $527,761 and $446,035 of legal fees related to the prosecution of patent costs.

During the fiscal years ended June 30, 2013 and 2012, the Company abandoned certain patents and patents pending.  Accordingly, intangible assets were reduced by the net carrying value of those patents and patents pending in the amount of $64,210 and $321,137, respectively.

Amortization expense amounted to $291,046, $255,637, $140,476 and $1,212,542 for the fiscal years ended June 30, 2013, 2012, 2011, and cumulatively from inception through June 30, 2013, respectively.

Estimated amortization expense for the next five fiscal years is as follows:

Fiscal Year ended June 30,
2014	$300,000
2015	300,000
2016	300,000
2017	300,000
2018	300,000